Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian/Aberdeen Latin America Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust (the "Trust") approved the proposed reorganization of the Curian/Aberdeen Latin America Fund ("Aberdeen Fund"), a series of the Trust, into the JNL/Lazard Emerging Markets Fund ("Lazard Fund") (the "Reorganization"), a series of the JNL Series Trust.

The Reorganization is subject to approval by the shareholders of the Aberdeen Fund at a shareholders' meeting expected to be held in April 2015, as well as the satisfactory completion of due diligence on the Lazard Fund.  Additionally, there is a separate proposal to change investment advisers from Curian Capital, LLC to Jackson National Asset Management, LLC for each series of the Trust.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Aberdeen Fund's assets and liabilities would be transferred to the Lazard Fund in return for shares of the Lazard Fund of equal value as of the Closing Date. These Lazard Fund shares would be distributed pro rata to shareholders of the Aberdeen Fund in exchange for their Aberdeen Fund shares.  Aberdeen Fund shareholders on the Closing Date would thus become shareholders of the Lazard Fund and receive shares of the Lazard Fund with a total net asset value equal to that of their shares of the Aberdeen Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives of the Aberdeen Fund and the Lazard Fund are similar and the principal investment strategies and risk profiles for both Funds overlap.  The Aberdeen Fund and the Lazard Fund have different Boards of Trustees and different investment advisers.  A full description of the Lazard Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Aberdeen Fund on or about February 20, 2015.

At its meeting on January 8, 2015, the Board also approved the proposed reorganizations of the Curian/Ashmore Emerging Market Small Cap Equity Fund and the Curian/Schroder Emerging Europe Fund into the Lazard Fund.  The consummation of any one reorganization is not contingent on the consummation of any other reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Lazard Fund, nor is it a solicitation of any proxy.  For more information regarding Lazard Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian Guidance – Alt 100 Conservative Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust approved the proposed reorganization of the Curian Guidance – Alt 100 Conservative Fund ("Alt 100 Conservative Fund") into the Curian Guidance – Alt 100 Moderate Fund ("Alt 100 Moderate Fund") (the "Reorganization"), each a series of the Curian Variable Series Trust.

The Reorganization is subject to approval by the shareholders of the Alt 100 Conservative Fund at a shareholders' meeting expected to be held in April 2015.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Alt 100 Conservative Fund's assets and liabilities would be transferred to the Alt 100 Moderate Fund in return for shares of the Alt 100 Moderate Fund of equal value as of the Closing Date.  These Alt 100 Moderate Fund shares would be distributed pro rata to shareholders of the Alt 100 Conservative Fund in exchange for their Alt 100 Conservative Fund shares.  Alt 100 Conservative Fund shareholders on the Closing Date would thus become shareholders of the Alt 100 Moderate Fund and receive shares of the Alt 100 Moderate Fund with a total net asset value equal to that of their shares of the Alt 100 Conservative Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives and principal investment strategies of the Alt 100 Conservative Fund and the Alt 100 Moderate Fund are similar and the risk profiles of each Fund overlap.  The Alt 100 Conservative Fund and the Alt 100 Moderate Fund also have the same fundamental investment policies.  A full description of the Alt 100 Moderate Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Alt 100 Conservative Fund on or about February 20, 2015.

Curian Capital, LLC ("Curian Capital") currently serves as the investment adviser and administrator for both the Alt 100 Conservative Fund and the Alt 100 Moderate Fund.  However, if a proposal to change investment advisers from Curian Capital to Jackson National Asset Management, LLC ("JNAM") is approved by shareholders via a separate proxy, then JNAM will manage and administer the Alt 100 Moderate Fund after the Reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Alt 100 Moderate Fund, nor is it a solicitation of any proxy.  For more information regarding Alt 100 Moderate Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian Guidance – Alt 100 Growth Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust approved the proposed reorganization of the Curian Guidance – Alt 100 Growth Fund ("Alt 100 Growth Fund") into the Curian Guidance – Alt 100 Moderate Fund ("Alt 100 Moderate Fund") (the "Reorganization"), each a series of the Curian Variable Series Trust.

Because applicable legal requirements do not require shareholder approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Alt 100 Growth Fund, shareholders are not being asked to vote on the Reorganization.  It is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").

Under the terms of the proposed Plan of Reorganization, the Alt 100 Growth Fund's assets and liabilities would be transferred to the Alt 100 Moderate Fund in return for shares of the Alt 100 Moderate Fund of equal value as of the Closing Date.  These Alt 100 Moderate Fund shares would be distributed pro rata to shareholders of the Alt 100 Growth Fund in exchange for their Alt 100 Growth Fund shares.  Alt 100 Growth Fund shareholders on the Closing Date will thus become shareholders of the Alt 100 Moderate Fund and receive shares of the Alt 100 Moderate Fund with a total net asset value equal to that of their shares of the Alt 100 Growth Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives, principal investment strategies and risks of the Alt 100 Growth Fund and the Alt 100 Moderate Fund are substantially similar.  A full description of the Alt 100 Moderate Fund and the terms of the proposed reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the Alt 100 Growth Fund on or about February 20, 2015.

At its meeting on January 8, 2015, the Board also approved the proposed reorganization of the Curian Guidance – Alt 100 Conservative Fund into the Alt 100 Moderate Fund.  The consummation of the Reorganization is not contingent on the consummation of the proposed reorganization of the Curian Guidance – Alt 100 Conservative Fund.

Curian Capital, LLC ("Curian Capital") currently serves as the investment adviser and administrator for both the Alt 100 Growth Fund and the Alt 100 Moderate Fund.  However, if a proposal to change investment advisers from Curian Capital to Jackson National Asset Management, LLC ("JNAM") is approved by shareholders via a separate proxy, then JNAM will manage and administer the Alt 100 Moderate Fund after the Reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Alt 100 Moderate Fund, nor is it a solicitation of any proxy.  For more information regarding Alt 100 Moderate Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian/Ashmore Emerging Market Small Cap Equity Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust (the "Trust") approved the proposed reorganization of the Curian/Ashmore Emerging Market Small Cap Equity Fund ("Ashmore Fund"), a series of the Trust, into the JNL/Lazard Emerging Markets Fund ("Lazard Fund") (the "Reorganization"), a series of the JNL Series Trust.

The Reorganization is subject to approval by the shareholders of the Ashmore Fund at a shareholders' meeting expected to be held in April 2015, as well as the satisfactory completion of due diligence on the Lazard Fund.  Additionally, there is a separate proposal to change investment advisers from Curian Capital, LLC to Jackson National Asset Management, LLC for each series of the Trust.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Ashmore Fund's assets and liabilities would be transferred to the Lazard Fund in return for shares of the Lazard Fund of equal value as of the Closing Date.  These Lazard Fund shares would be distributed pro rata to shareholders of the Ashmore Fund in exchange for their Ashmore Fund shares.  Ashmore Fund shareholders on the Closing Date would thus become shareholders of the Lazard Fund and receive shares of the Lazard Fund with a total net asset value equal to that of their shares of the Ashmore Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives of the Ashmore Fund and the Lazard Fund are similar and the principal investment strategies and risk profiles for both Funds overlap.  The Ashmore Fund and the Lazard Fund have different Boards of Trustees and different investment advisers.  A full description of the Lazard Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Ashmore Fund on or about February 20, 2015.

At its meeting on January 8, 2015, the Board also approved the proposed reorganizations of the Curian/Aberdeen Latin America Fund and the Curian/Schroder Emerging Europe Fund into the Lazard Fund.  The consummation of any one reorganization is not contingent on the consummation of any other reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Lazard Fund, nor is it a solicitation of any proxy.  For more information regarding Lazard Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian/Baring International Fixed Income Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust (the "Trust") approved the proposed reorganization of the Curian/Baring International Fixed Income Fund ("Baring Fund"), a series of the Trust, into the JNL/Franklin Templeton Global Multisector Bond Fund ("Franklin Templeton Fund") (the "Reorganization"), a series of the JNL Series Trust.

The Reorganization is subject to approval by the shareholders of the Baring Fund at a shareholders' meeting expected to be held in April 2015, as well as the satisfactory completion of due diligence on the Franklin Templeton Fund.  Additionally, there is a separate proposal to change investment advisers from Curian Capital, LLC to Jackson National Asset Management, LLC for each series of the Trust.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Baring Fund's assets and liabilities would be transferred to the Franklin Templeton Fund in return for shares of the Franklin Templeton Fund of equal value as of the Closing Date.  These Franklin Templeton Fund shares would be distributed pro rata to shareholders of the Baring Fund in exchange for their Baring Fund shares.  Baring Fund shareholders on the Closing Date would thus become shareholders of the Franklin Templeton Fund and receive shares of the Franklin Templeton Fund with a total net asset value equal to that of their shares of the Baring Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives and principal investment strategies of the Baring Fund and the Franklin Templeton Fund are comparable and the risk profiles for both Funds overlap.  The Baring Fund and the Franklin Templeton Fund have different Boards of Trustees and different investment advisers.  A full description of the Franklin Templeton Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Baring Fund on or about February 20, 2015.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Franklin Templeton Fund, nor is it a solicitation of any proxy.  For more information regarding Franklin Templeton Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian/CenterSquare International Real Estate Securities Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust (the "Trust") approved the proposed reorganization of the Curian/CenterSquare International Real Estate Securities Fund ("CenterSquare Fund"), a series of the Trust, into the JNL/Invesco Global Real Estate Fund ("Invesco Fund") (the "Reorganization"), a series of the JNL Series Trust.

The Reorganization is subject to approval by the shareholders of the CenterSquare Fund at a shareholders' meeting expected to be held in April 2015, as well as the satisfactory completion of due diligence on the Invesco Fund.  Additionally, there is a separate proposal to change investment advisers from Curian Capital, LLC to Jackson National Asset Management, LLC for each series of the Trust.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the CenterSquare Fund's assets and liabilities would be transferred to the Invesco Fund in return for shares of the Invesco Fund of equal value as of the Closing Date.  These Invesco Fund shares would be distributed pro rata to shareholders of the CenterSquare Fund in exchange for their CenterSquare Fund shares. CenterSquare Fund shareholders on the Closing Date would thus become shareholders of the Invesco Fund and receive shares of the Invesco Fund with a total net asset value equal to that of their shares of the CenterSquare Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives and principal investment strategies of the CenterSquare Fund and the Invesco Fund are similar and the risk profiles for both Funds overlap.  The CenterSquare Fund and the Invesco Fund have different Boards of Trustees and different investment advisers.  A full description of the Invesco Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the CenterSquare Fund on or about February 20, 2015.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Invesco Fund, nor is it a solicitation of any proxy.  For more information regarding Invesco Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian Guidance – International Conservative Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust approved the proposed reorganization of the Curian Guidance – International Conservative Fund ("International Conservative Fund") into the Curian Guidance – Conservative Fund ("Conservative Fund") (the "Reorganization"), each a series of the Curian Variable Series Trust.

The Reorganization is subject to approval by the shareholders of the International Conservative Fund at a shareholders' meeting expected to be held in April 2015.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the International Conservative Fund's assets and liabilities would be transferred to the Conservative Fund in return for shares of the Conservative Fund of equal value as of the Closing Date. These Conservative Fund shares would be distributed pro rata to shareholders of the International Conservative Fund in exchange for their International Conservative Fund shares.  International Conservative Fund shareholders on the Closing Date would thus become shareholders of the Conservative Fund and receive shares of the Conservative Fund with a total net asset value equal to that of their shares of the International Conservative Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives of the International Conservative Fund and the Conservative Fund are different, but their principal investment strategies and risk profiles are similar.  The International Conservative Fund and the Conservative Fund have the same fundamental policies.  A full description of the Conservative Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the International Conservative Fund on or about February 20, 2015.

Curian Capital, LLC ("Curian Capital") currently serves as the investment adviser and administrator for both the International Conservative Fund and the Conservative Fund.  However, if a proposal to change investment advisers from Curian Capital to Jackson National Asset Management, LLC ("JNAM") is approved by shareholders via a separate proxy, then JNAM will manage and administer the Conservative Fund after the Reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Conservative Fund, nor is it a solicitation of any proxy.  For more information regarding Conservative Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian Guidance – International Moderate Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust approved the proposed reorganization of the Curian Guidance – International Moderate Fund ("International Moderate Fund") into the Curian Guidance – Moderate Fund ("Moderate Fund") (the "Reorganization"), each a series of the Curian Variable Series Trust.

The Reorganization is subject to approval by the shareholders of the International Moderate Fund at a shareholders' meeting expected to be held in April 2015. If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date"). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the International Moderate Fund's assets and liabilities would be transferred to the Moderate Fund in return for shares of the Moderate Fund of equal value as of the Closing Date. These Moderate Fund shares would be distributed pro rata to shareholders of the International Moderate Fund in exchange for their International Moderate Fund shares. International Moderate Fund shareholders on the Closing Date would thus become shareholders of the Moderate Fund and receive shares of the Moderate Fund with a total net asset value equal to that of their shares of the International Moderate Fund on the Closing Date. The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives and principal investment strategies of the International Moderate Fund and the Moderate Fund are generally compatible and the risk profiles for both Funds overlap. The International Moderate Fund and the Moderate Fund also have the same fundamental policies. A full description of the Moderate Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the International Moderate Fund on or about February 20, 2015.

Curian Capital, LLC ("Curian Capital") currently serves as the investment adviser and administrator for both the International Moderate Fund and the Moderate Fund. However, if a proposal to change investment advisers from Curian Capital to Jackson National Asset Management, LLC ("JNAM") is approved by shareholders via a separate proxy, then JNAM will manage and administer the Moderate Fund after the Reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Moderate Fund, nor is it a solicitation of any proxy. For more information regarding Moderate Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian Guidance – International Growth Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust approved the proposed reorganization of the Curian Guidance – International Growth Fund ("International Growth Fund") into the Curian Guidance – Growth Fund ("Growth Fund") (the "Reorganization"), each a series of the Curian Variable Series Trust.

The Reorganization is subject to approval by the shareholders of the International Growth Fund at a shareholders' meeting expected to be held in April 2015.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the International Growth Fund's assets and liabilities would be transferred to the Growth Fund in return for shares of the Growth Fund of equal value as of the Closing Date.  These Growth Fund shares would be distributed pro rata to shareholders of the International Growth Fund in exchange for their International Growth Fund shares.  International Growth Fund shareholders on the Closing Date would thus become shareholders of the Growth Fund and receive shares of the Growth Fund with a total net asset value equal to that of their shares of the International Growth Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives and principal investment strategies of the International Growth Fund and the Growth Fund are similar and the risk profiles for both Funds overlap.  The International Growth Fund and the Growth Fund also have the same fundamental policies.  A full description of the Growth Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the International Growth Fund on or about February 20, 2015.

Curian Capital, LLC ("Curian Capital") currently serves as the investment adviser and administrator for both the International Growth Fund and the Growth Fund.  However, if a proposal to change investment advisers from Curian Capital to Jackson National Asset Management, LLC ("JNAM") is approved by shareholders via a separate proxy, then JNAM will manage and administer the Growth Fund after the Reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Growth Fund, nor is it a solicitation of any proxy.  For more information regarding Growth Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian Guidance – Multi-Strategy Income Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust approved the proposed reorganization of the Curian Guidance – Multi-Strategy Income Fund ("Multi-Strategy Income Fund") into the Curian Guidance – Fixed Income 100 Fund ("Fixed Income 100 Fund") (the "Reorganization"), each a series of the Curian Variable Series Trust.

Because applicable legal requirements do not require shareholder approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Multi-Strategy Income Fund, shareholders are not being asked to vote on the Reorganization.  It is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").

Under the terms of the proposed Plan of Reorganization, the Multi-Strategy Income Fund's assets and liabilities would be transferred to the Fixed Income 100 Fund in return for shares of the Fixed Income 100 Fund of equal value as of the Closing Date.  These Fixed Income 100 Fund shares would be distributed pro rata to shareholders of the Multi-Strategy Income Fund in exchange for their Multi-Strategy Income Fund shares.  Multi-Strategy Income Fund shareholders on the Closing Date will thus become shareholders of the Fixed Income 100 Fund and receive shares of the Fixed Income 100 Fund with a total net asset value equal to that of their shares of the Multi-Strategy Income Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives, principal investment strategies and risks of the Multi-Strategy Income Fund and the Fixed Income 100 Fund are similar.  A full description of the Fixed Income 100 Fund and the terms of the proposed reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the Multi-Strategy Income Fund on or about February 20, 2015.

Curian Capital, LLC ("Curian Capital") currently serves as the investment adviser and administrator for both the Multi-Strategy Income Fund and the Fixed Income 100 Fund.  However, if a proposal to change investment advisers from Curian Capital to Jackson National Asset Management, LLC ("JNAM") is approved by shareholders via a separate proxy, then JNAM will manage and administer the Fixed Income 100 Fund after the Reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Fixed Income 100 Fund, nor is it a solicitation of any proxy.  For more information regarding Fixed Income 100 Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian Guidance – Tactical Maximum Growth Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust approved the proposed reorganization of the Curian Guidance – Tactical Maximum Growth Fund ("Tactical Maximum Growth Fund") into the Curian Guidance –Maximum Growth Fund ("Maximum Growth Fund") (the "Reorganization"), each a series of the Curian Variable Series Trust.

Because applicable legal requirements do not require shareholder approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Tactical Maximum Growth Fund, shareholders are not being asked to vote on the Reorganization.  It is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").

Under the terms of the proposed Plan of Reorganization, the Tactical Maximum Growth Fund's assets and liabilities would be transferred to the Maximum Growth Fund in return for shares of the Maximum Growth Fund of equal value as of the Closing Date.  These Maximum Growth Fund shares would be distributed pro rata to shareholders of the Tactical Maximum Growth Fund in exchange for their Tactical Maximum Growth Fund shares.  Tactical Maximum Growth Fund shareholders on the closing date will thus become shareholders of the Maximum Growth Fund and receive shares of the Maximum Growth Fund with a total net asset value equal to that of their shares of the Tactical Maximum Growth Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives, principal investment strategies and risks of the Tactical Maximum Growth Fund and the Maximum Growth Fund are similar.  A full description of the Maximum Growth Fund and the terms of the proposed reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the Tactical Maximum Growth Fund on or about February 20, 2015.

Curian Capital, LLC ("Curian Capital") currently serves as the investment adviser and administrator for both the Tactical Maximum Growth Fund and the Maximum Growth Fund.  However, if a proposal to change investment advisers from Curian Capital to Jackson National Asset Management, LLC ("JNAM") is approved by shareholders via a separate proxy, then JNAM will manage and administer the Maximum Growth Fund after the Reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Maximum Growth Fund, nor is it a solicitation of any proxy.  For more information regarding Maximum Growth Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian Guidance – Tactical Moderate Growth Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust approved the proposed reorganization of the Curian Guidance – Tactical Moderate Growth Fund ("Tactical Moderate Growth Fund") into the Curian Guidance –Moderate Growth Fund ("Moderate Growth Fund") (the "Reorganization"), each a series of the Curian Variable Series Trust.

Because applicable legal requirements do not require shareholder approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Tactical Moderate Growth Fund, shareholders are not being asked to vote on the Reorganization.  It is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").

Under the terms of the proposed Plan of Reorganization, the Tactical Moderate Growth Fund's assets and liabilities would be transferred to the Maximum Growth Fund in return for shares of the Moderate Growth Fund of equal value as of the Closing Date.  These Moderate Growth Fund shares would be distributed pro rata to shareholders of the Tactical Moderate Growth Fund in exchange for their Tactical Moderate Growth Fund shares.  Tactical Moderate Growth Fund shareholders on the Closing Date will thus become shareholders of the Moderate Growth Fund and receive shares of the Moderate Growth Fund with a total net asset value equal to that of their shares of the Tactical Moderate Growth Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives, principal investment strategies and risks of the Tactical Moderate Growth Fund and the Moderate Growth Fund are similar.  A full description of the Moderate Growth Fund and the terms of the proposed reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the Tactical Moderate Growth Fund on or about February 20, 2015.

Curian Capital, LLC ("Curian Capital") currently serves as the investment adviser and administrator for both the Tactical Moderate Growth Fund and the Moderate Growth Fund.  However, if a proposal to change investment advisers from Curian Capital to Jackson National Asset Management, LLC ("JNAM") is approved by shareholders via a separate proxy, then JNAM will manage and administer the Moderate Growth Fund after the Reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Moderate Growth Fund, nor is it a solicitation of any proxy.  For more information regarding Moderate Growth Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian Guidance – Institutional Alt 65 Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust (the "Trust") approved the proposed reorganization of the Curian Guidance – Institutional Alt 65 Fund ("Curian Alt 65 Fund"), a series of the Trust, into the JNL Institutional Alt Fund ("JNL Alt 65 Fund") (the "Reorganization"), a series of the JNL Series Trust.

The Reorganization is subject to approval by the shareholders of the Curian Alt 65 Fund at a shareholders' meeting expected to be held in April 2015, as well as the satisfactory completion of due diligence on the JNL Alt 65 Fund.  Additionally, there is a separate proposal to change investment advisers from Curian Capital, LLC to Jackson National Asset Management, LLC for each series of the Trust.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Curian Alt 65 Fund's assets and liabilities would be transferred to the JNL Alt 65 Fund in return for shares of the JNL Alt 65 Fund of equal value as of the Closing Date.  These JNL Alt 65 Fund shares would be distributed pro rata to shareholders of the Curian Alt 65 Fund in exchange for their Curian Alt 65 Fund shares.  Curian Alt 65 Fund shareholders on the Closing Date would thus become shareholders of the JNL Alt 65 Fund and receive shares of the JNL Alt 65 Fund with a total net asset value equal to that of their shares of the Curian Alt 65 Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives, principal investment strategies and risk profiles of the Curian Alt 65 Fund and the JNL Alt 65 Fund are substantially similar.  The Curian Alt 65 Fund and the JNL Alt 65 Fund have different Boards of Trustees and different investment advisers.  A full description of the JNL Alt 65 Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Curian Alt 65 Fund on or about February 20, 2015.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of JNL Alt 65 Fund, nor is it a solicitation of any proxy.  For more information regarding Curian Alt 65 Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Proposed Reorganization of Curian Dynamic Risk Advantage – Diversified Fund

On January 12, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust (the "Trust") approved the proposed reorganization of the Curian Dynamic Risk Advantage – Diversified Fund ("DRA Fund"), a series of the Trust, into the JNL/MMRS Conservative Fund ("MMRS Fund") (the "Reorganization"), a series of the JNL Series Trust.

The Reorganization is subject to approval by the shareholders of the DRA Fund at a shareholders' meeting expected to be held in April 2015, as well as the satisfactory completion of due diligence on the MMRS Fund.  Additionally, there is a separate proposal to change investment advisers from Curian Capital, LLC to Jackson National Asset Management, LLC ("JNAM") for each series of the Trust.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the DRA Fund's assets and liabilities would be transferred to the MMRS Fund in return for shares of the MMRS Fund of equal value as of the Closing Date.  These MMRS Fund shares would be distributed pro rata to shareholders of the DRA Fund in exchange for their DRA Fund shares.  DRA Fund shareholders on the Closing Date would thus become shareholders of the MMRS Fund and receive shares of the MMRS Fund with a total net asset value equal to that of their shares of the DRA Fund on the Closing Date.  No sales charge, redemption fees or other transaction fees will be imposed in the Reorganization. The Reorganization will not cause any fees or charges under your contract to be greater after the Reorganization than before, and the Reorganization does not alter your rights under your contract or the obligations of the insurance company that issued the contract. Although the Reorganization is not expected to be a tax-free reorganization for federal income tax purposes, the Reorganization is not expected to result in adverse tax consequences to contract owners.

The investment objectives, fundamental policies and risk profiles of the DRA Fund and the MMRS Fund are generally comparable.  The DRA Fund and the MMRS Fund have different Boards of Trustees and different investment advisers.  A full description of the MMRS Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the DRA Fund on or about February 20, 2015.

At its meeting on January 12, 2015, the Board also approved the proposed reorganization of the Curian Dynamic Risk Advantage – Income Fund into the MMRS Fund.  The consummation of any one reorganization is not contingent on the consummation of any other reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of MMRS Fund, nor is it a solicitation of any proxy.  For more information regarding MMRS Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Proposed Reorganization of Curian Dynamic Risk Advantage – Growth Fund

On January 12, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust (the "Trust") approved the proposed reorganization of the Curian Dynamic Risk Advantage – Growth Fund ("DRA Fund"), a series of the Trust, into the JNL/MMRS Moderate Fund ("MMRS Fund") (the "Reorganization"), a series of the JNL Series Trust.

The Reorganization is subject to approval by the shareholders of the DRA Fund at a shareholders' meeting expected to be held in April 2015, as well as the satisfactory completion of due diligence on the MMRS Fund.  Additionally, there is a separate proposal to change investment advisers from Curian Capital, LLC to Jackson National Asset Management, LLC for each series of the Trust.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the DRA Fund's assets and liabilities would be transferred to the MMRS Fund in return for shares of the MMRS Fund of equal value as of the Closing Date.  These MMRS Fund shares would be distributed pro rata to shareholders of the DRA Fund in exchange for their DRA Fund shares.  DRA Fund shareholders on the Closing Date would thus become shareholders of the MMRS Fund and receive shares of the MMRS Fund with a total net asset value equal to that of their shares of the DRA Fund on the Closing Date.  No sales charge, redemption fees or other transaction fees will be imposed in the Reorganization. The Reorganization will not cause any fees or charges under your contract to be greater after the Reorganization than before, and the Reorganization does not alter your rights under your contract or the obligations of the insurance company that issued the contract. Although the Reorganization is not expected to be a tax-free reorganization for federal income tax purposes, the Reorganization is not expected to result in adverse tax consequences to contract owners.

The investment objectives, fundamental policies, and risk profiles of the DRA Fund and the MMRS Fund are generally comparable.  The DRA Fund and the MMRS Fund have different Boards of Trustees and different investment advisers.  A full description of the MMRS Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the DRA Fund on or about February 20, 2015.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of MMRS Fund, nor is it a solicitation of any proxy.  For more information regarding MMRS Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Proposed Reorganization of Curian Dynamic Risk Advantage – Income Fund

On January 12, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust (the "Trust") approved the proposed reorganization of the Curian Dynamic Risk Advantage – Income Fund ("DRA Fund"), a series of the Trust, into the JNL/MMRS Conservative Fund ("MMRS Fund") (the "Reorganization"), a series of the JNL Series Trust.

The Reorganization is subject to approval by the shareholders of the DRA Fund at a shareholders' meeting expected to be held in April 2015, as well as the satisfactory completion of due diligence on the MMRS Fund.  Additionally, there is a separate proposal to change investment advisers from Curian Capital, LLC to Jackson National Asset Management, LLC for each series of the Trust.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the DRA Fund's assets and liabilities would be transferred to the MMRS Fund in return for shares of the MMRS Fund of equal value as of the Closing Date.  These MMRS Fund shares would be distributed pro rata to shareholders of the DRA Fund in exchange for their DRA Fund shares.  DRA Fund shareholders on the Closing Date would thus become shareholders of the MMRS Fund and receive shares of the MMRS Fund with a total net asset value equal to that of their shares of the DRA Fund on the Closing Date.  No sales charge, redemption fees or other transaction fees will be imposed in the Reorganization. The Reorganization will not cause any fees or charges under your contract to be greater after the Reorganization than before, and the Reorganization does not alter your rights under your contract or the obligations of the insurance company that issued the contract. Although the Reorganization is not expected to be a tax-free reorganization for federal income tax purposes, the Reorganization is not expected to result in adverse tax consequences to contract owners.

The investment objectives, fundamental policies and risk profiles of the DRA Fund and the MMRS Fund are generally comparable.  The DRA Fund and the MMRS Fund have different Boards of Trustees and different investment advisers.  A full description of the MMRS Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the DRA Fund on or about February 20, 2015.

At its meeting on January 12, 2015, the Board also approved the proposed reorganization of the Curian Dynamic Risk Advantage – Diversified Fund into the MMRS Fund.  The consummation of any one reorganization is not contingent on the consummation of any other reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of MMRS Fund, nor is it a solicitation of any proxy.  For more information regarding MMRS Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Proposed Reorganization of Curian/PineBridge Merger Arbitrage Fund

On January 12, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust approved the proposed reorganization of the Curian/PineBridge Merger Arbitrage Fund ("PineBridge Fund") into the Curian/Nicholas Convertible Arbitrage Fund ("Nicholas Fund") (the "Reorganization"), each a series of the Curian Variable Series Trust.

The Reorganization is subject to approval by the shareholders of the PineBridge Fund at a shareholders' meeting expected to be held in April 2015.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the PineBridge Fund's assets and liabilities would be transferred to the Nicholas Fund in return for shares of the Nicholas Fund of equal value as of the Closing Date.  These Nicholas Fund shares would be distributed pro rata to shareholders of the PineBridge Fund in exchange for their PineBridge Fund shares.  PineBridge Fund shareholders on the Closing Date would thus become shareholders of the Nicholas Fund and receive shares of the Nicholas Fund with a total net asset value equal to that of their shares of the PineBridge Fund on the Closing Date.  No sales charge, redemption fees or other transaction fees will be imposed in the Reorganization. The Reorganization will not cause any fees or charges under your contract to be greater after the Reorganization than before, and the Reorganization does not alter your rights under your contract or the obligations of the insurance company that issued the contract. Although the Reorganization is not expected to be a tax-free reorganization for federal income tax purposes, the Reorganization is not expected to result in adverse tax consequences to contract owners.

The investment objectives, fundamental policies, and risk profiles of the PineBridge Fund and the Nicholas Fund are generally comparable.  A full description of the Nicholas Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the PineBridge Fund on or about February 20, 2015.

Curian Capital, LLC ("Curian Capital") currently serves as the investment adviser and administrator for both the PineBridge Fund and the Nicholas Fund.  However, if a proposal to change investment advisers from Curian Capital to Jackson National Asset Management, LLC ("JNAM") is approved by shareholders via a separate proxy, then JNAM will manage and administer the Nicholas Fund after the Reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Nicholas Fund, nor is it a solicitation of any proxy.  For more information regarding Nicholas Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian/Schroder Emerging Europe Fund

On January 8, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust (the "Trust") approved the proposed reorganization of the Curian/Schroder Emerging Europe Fund ("Schroder Fund"), a series of the Trust, into the JNL/Lazard Emerging Markets Fund ("Lazard Fund") (the "Reorganization"), a series of the JNL Series Trust.

The Reorganization is subject to approval by the shareholders of the Schroder Fund at a shareholders' meeting expected to be held in April 2015, as well as the satisfactory completion of due diligence on the Lazard Fund.  Additionally, there is a separate proposal to change investment advisers from Curian Capital, LLC to Jackson National Asset Management, LLC for each series of the Trust.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Schroder Fund's assets and liabilities would be transferred to the Lazard Fund in return for shares of the Lazard Fund of equal value as of the Closing Date.  These Lazard Fund shares would be distributed pro rata to shareholders of the Schroder Fund in exchange for their Schroder Fund shares.  Schroder Fund shareholders on the Closing Date would thus become shareholders of the Lazard Fund and receive shares of the Lazard Fund with a total net asset value equal to that of their shares of the Schroder Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives of the Schroder Fund and the Lazard Fund are similar and the principal investment strategies and risk profiles for both Funds overlap.  The Schroder Fund and the Lazard Fund have different Boards of Trustees and different investment advisers.  A full description of the Lazard Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Schroder Fund on or about February 20, 2015.

At its meeting on January 8, 2015, the Board also approved the proposed reorganizations of the Curian/Aberdeen Latin America Fund and the Curian/Ashmore Emerging Market Small Cap Equity Fund into the Lazard Fund.  The consummation of any one reorganization is not contingent on the consummation of any other reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Lazard Fund, nor is it a solicitation of any proxy.  For more information regarding Lazard Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

Supplement Dated January 16, 2015
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of Curian/UBS Global Long Short Fixed Income Opportunities Fund

On January 12, 2015, the Board of Trustees (the "Board") of the Curian Variable Series Trust approved the proposed reorganization of the Curian/UBS Global Long Short Fixed Income Opportunities Fund ("UBS Fund") into the Curian/BlackRock Global Long Short Credit Fund ("BlackRock Fund") (the "Reorganization"), each a series of the Curian Variable Series Trust.

The Reorganization is subject to approval by the shareholders of the UBS Fund at a shareholders' meeting expected to be held in April 2015.  If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (the "Closing Date").  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the UBS Fund's assets and liabilities would be transferred to the BlackRock Fund in return for shares of the BlackRock Fund of equal value as of the Closing Date.  These BlackRock Fund shares would be distributed pro rata to shareholders of the UBS Fund in exchange for their UBS Fund shares.  UBS Fund shareholders on the Closing Date would thus become shareholders of the BlackRock Fund and receive shares of the BlackRock Fund with a total net asset value equal to that of their shares of the UBS Fund on the Closing Date.  The proposed transaction is expected to be tax-free for contract owners and for the Funds for federal income tax purposes.

The investment objectives, principal investment strategies, and risk profiles of the UBS Fund and the BlackRock Fund are generally comparable.  A full description of the BlackRock Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the UBS Fund on or about February 20, 2015.

Curian Capital, LLC ("Curian Capital") currently serves as the investment adviser and administrator for both the UBS Fund and the BlackRock Fund.  However, if a proposal to change investment advisers from Curian Capital to Jackson National Asset Management, LLC ("JNAM") is approved by shareholders via a separate proxy, then JNAM will manage and administer the BlackRock Fund after the Reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of BlackRock Fund, nor is it a solicitation of any proxy.  For more information regarding BlackRock Fund, or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC's web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.